Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,898,596)	$ (28,929,787)	$ (10,507,093)	$ (175,000)
Adjustments to reconcile net income (loss) to net cash
Prepaid Expenses	15,804	(1,692)	(23,180)
Loan from Officer		100
Depreciation	1,431	11,167	117
Accrued Expenses	13,971	73,021	89,584
Stock Based Compensation	214,874	24,144,000	4,032,000
Issuance of shares for legal settlement				173,500
Accounts payable	107,875	70,376	52,518	1,500
Beneficial Conversion Feature		3,481,000	3,995,500
CASH USED IN OPERATING ACTIVITIES	(1,544,642)	(1,151,815)	(2,360,554)
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed Assets – Computer Software and Equipment	(13,077)	(670,000)	(7,014)
CASH USED IN INVESTING ACTIVITIES	(13,077)	(670,000)	(7,014)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance (repayment/conversion) of Convertible Promissory Notes	(2,061,500)	3,481,000	3,070,500
Proceeds from stock issuance	2,160,536	118,000	1,064,148
Note Receivable		(100,000)
CASH PROVIDED BY FINANCING ACTIVITIES	99,036	3,499,000	4,134,648
Net increase (decrease) in cash	(1,458,683)	1,677,185	1,767,080
Cash, beginning of period	1,767,080
Cash, end of period	308,397	1,677,185	1,767,080
SUPPLEMENTAL DISCLOSURES
Cash paid for interest
Cash paid for income taxes
NON-CASH INVESTING ACTIVITES
Subscription receivable created from issuance of note payable		100,000	100,000
NON-CASH FINANCING ACTIVITES
Note payable issued in exchange for a Subscription receivable		100,000	100,000
Common stock issued for compensation	(214,874)	24,144,000	4,032,000
Convertible Promissory Notes issued as Compensation - related party		$ 175,000	$ 175,000
Conversion of Convertible Promissory Notes to Common Stock	$ (2,035,500)